RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS	12 Months Ended
Dec. 31, 2015
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

11. RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS

        As of December 31, 2015, 2014 and 2013, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2013	$90	$—	$15	$—	$105
2013 charges for 2012 and prior initiatives	32	16	53	20	121
2013 charges for 2013 initiatives	28	—	—	8	36
Reversal of reserves no longer required	(22)	—	(4)	—	(26)
2013 payments for 2012 and prior initiatives	(66)	(16)	(3)	(19)	(104)
2013 payments for 2013 initiatives	(10)	—	—	(8)	(18)
Net activity of discontinued operations	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	—	2	—	2

Accrued liabilities as of December 31, 2013	52	—	60	1	113
Adjustment to Pigments & Additives opening balance sheet liabilities	1	—	—	—	1
2014 charges for 2013 and prior initiatives	37	7	4	17	65
2014 charges for 2014 initiatives	64	—	—	—	64
Reversal of reserves no longer required	(4)	—	—	(1)	(5)
2014 payments for 2013 and prior initiatives	(58)	(7)	(8)	(13)	(86)
2014 payments for 2014 initiatives	(1)	—	—	(1)	(2)
Net activity of discontinued operations	—	—	(2)	—	(2)
Foreign currency effect on liability balance	(4)	—	(6)	—	(10)

Accrued liabilities as of December 31, 2014	87	—	48	3	138
Adjustment to Pigments & Additives opening balance sheet liabilities	1	—	—	—	1
2015 charges for 2014 and prior initiatives	71	24	15	23	133
2015 charges for 2015 initiatives	58	1	—	8	67
Reversal of reserves no longer required	(7)	—	(6)	—	(13)
2015 payments for 2014 and prior initiatives	(68)	(8)	(17)	(21)	(114)
2015 payments for 2015 initiatives	(26)	(1)	—	(8)	(35)
Foreign currency effect on liability balance	(7)	—	(2)	—	(9)

Accrued liabilities as of December 31, 2015	$109	$16	$38	$5	$168

(1)	The total workforce reduction reserves of $109 million relate to the termination of 1,057 positions, of which 972 positions had not been terminated as of December 31, 2015.
(2)

In December 2015, we prepaid $49 million of severance and other restructuring costs related to restructuring programs in our Pigments and Additives, Textile Effects and Performance Products segments. Certain of the severance costs were prepaid to a third party who will distribute the severance payments to affected employees when they are terminated in 2016.

(3)	Accrued liabilities remaining at December 31, 2015 and 2014 by year of initiatives were as follows (dollars in millions):

	December 31,
	2015	2014
2013 initiatives and prior	$68	$75
2014 initiatives	75	63
2015 initiatives	25	—

Total	$168	$138

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments and Additives	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2013	$27	$—	$27	$42	$1	$6	$2	$105
2013 charges for 2012 and prior initiatives	5	—	38	73	4	—	1	121
2013 charges for 2013 initiatives	—	18	—	1	—	—	17	36
Reversal of reserves no longer required	(9)	—	(8)	(9)	—	—	—	(26)
2013 payments for 2012 and prior initiatives	(14)	—	(45)	(41)	(3)	—	(1)	(104)
2013 payments for 2013 initiatives	—	(7)	—	—	(1)	—	(10)	(18)
Net activity of discontinued operations	—	—	—	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	(1)	—	2	1	—	—	2

Accrued liabilities as of December 31, 2013	9	10	12	68	2	3	9	113
Adjustment to Pigments & Additives opening balance sheet liabilities	—	—	—	—	1	—	—	1
2014 charges for 2013 and prior initiatives	2	23	10	13	3	—	14	65
2014 charges for 2014 initiatives	—	—	1	6	57	—	—	64
Reversal of reserves no longer required	(1)	—	(2)	(1)	—	—	(1)	(5)
2014 payments for 2013 and prior initiatives	(3)	(22)	(14)	(25)	(4)	—	(18)	(86)
2014 payments for 2014 initiatives	—	—	(1)	(1)	—	—	—	(2)
Net activity of discontinued operations	—	—	—	—	—	(2)	—	(2)
Foreign currency effect on liability balance	(1)	(2)	(1)	(6)	—	—	—	(10)

Accrued liabilities as of December 31, 2014	6	9	5	54	59	1	4	138
Adjustment to Pigments & Additives opening balance sheet liabilities	—	—	—	—	1	—	—	1
2015 charges for 2014 and prior initiatives	2	3	1	42	77	—	8	133
2015 charges for 2015 initiatives	17	8	5	2	34	—	1	67
Reversal of reserves no longer required	(4)	(1)	—	(7)	—	—	(1)	(13)
2015 payments for 2014 and prior initiatives	(4)	(8)	(2)	(34)	(59)	—	(7)	(114)
2015 payments for 2015 initiatives	(11)	(1)	(5)	(1)	(16)	—	(1)	(35)
Foreign currency effect on liability balance	(1)	(1)	—	(1)	(6)	—	—	(9)

Accrued liabilities as of December 31, 2015	$5	$9	$4	$55	$90	$1	$4	$168

Current portion of restructuring reserves	$4	$9	$—	$16	$83	$1	$4	$117
Long-term portion of restructuring reserve	1	—	4	39	7	—	—	51

        Details with respect to cash and noncash restructuring charges for the years ended December 31, 2015, 2014 and 2013 by initiative are provided below (dollars in millions):

Cash charges:
2015 charges for 2014 and prior initiatives	$133
2015 charges for 2015 initiatives	67
Reversal of reserves no longer required	(13)
Pension-related settlement charges	3
Accelerated depreciation	74
Other non-cash charges	38

Total 2015 Restructuring, Impairment and Plant Closing Costs	$302

Cash charges:
2014 charges for 2013 and prior initiatives	$65
2014 charges for 2014 initiatives	64
Reversal of reserves no longer required	(5)
Pension-related settlement charges	2
Non-cash charges	32

Total 2014 Restructuring, Impairment and Plant Closing Costs	$158

Cash charges:
2013 charges for 2012 and prior initiatives	$121
2013 charges for 2013 initiatives	36
Reversal of reserves no longer required	(26)
Pension-related settlement charges	7
Non-cash charges	13

Total 2013 Restructuring, Impairment and Plant Closing Costs	$151

2015 RESTRUCTURING ACTIVITIES

        In June 2015, our Polyurethanes segment initiated a restructuring program in Europe. In connection with this restructuring program, we recorded restructuring expense of $13 million during 2015 related primarily to workforce reductions. All expected charges have been incurred as of the end of 2015.

        In December 2015, our Performance Products segment announced plans for a reorganization of its commercial and technical functions and a refocused divisional business strategy to better position the segment for growth in coming years. During 2015, we recorded cash charges of $8 million primarily related to workforce reductions. We expect to incur charges through the first quarter of 2016 associated with this initiative.

        In June 2015, our Advanced Materials segment initiated a restructuring program in Europe. In connection with this restructuring program, we recorded restructuring expense of $11 million during 2015 related primarily to workforce reductions and accelerated depreciation recorded as restructuring, impairment and plant closing costs. All expected charges have been incurred as of the end of 2015.

        On September 27, 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this plan, during 2015, we recorded charges of $9 million for non-cancelable long-term contract termination costs, $21 million for decommissioning and $1 million of other restructuring charges associated with this initiative. During the fourth quarter of 2015, we settled certain of our obligations under these long-term contracts and recorded a restructuring charge of $14 million. In addition, we recorded charges of $6 million associated with other initiatives.

        On December 1, 2014, we announced that we are taking significant action to improve the global competitiveness of our Pigments and Additives segment. As part of a comprehensive restructuring program, we are reducing our workforce by approximately 900 positions. In connection with this restructuring program, during 2015, our Pigments and Additives segment recorded charges of $61 million for workforce reductions, $3 million for pension related charges and $15 million in other restructuring costs associated with this initiative. We expect to incur charges related to this program through the middle of 2016.

        On February 12, 2015, we announced a plan to close the 'black end' manufacturing operations and ancillary activities at our Calais, France site, which will reduce our titanium dioxide capacity by approximately 100 kilotons, or 13% of our European titanium dioxide capacity. In connection with this announcement, we began to accelerate depreciation on the affected assets and recorded accelerated depreciation in 2015 of $68 million as restructuring, impairment and plant closing costs. In addition, during 2015, we recorded charges of $30 million primarily for workforce reductions and non-cash charges of $17 million. We expect to incur charges related to this program through the end of 2016.

        On March 4, 2015, we announced plans to restructure our color pigments business, another step in our previously announced plan to significantly restructure our global Pigments and Additives segment, and recorded restructuring expense of approximately $4 million during 2015 primarily related to workforce reductions. We expect to incur charges related to this program through 2016.

        During the fourth quarter of 2015, we determined that the South African asset group of our Pigments and Additives segment was impaired and recorded an impairment charge of $19 million.

        During 2015, our Corporate and other segment recorded charges of $8 million primarily related to a reorganization of our global information technology organization. We expect to incur charges related to these initiatives through the end of 2016.

2014 RESTRUCTURING ACTIVITIES

        In connection with a September 2014 announcement of a feasibility study into a MDI production expansion at our Geismar, Louisiana facility, we concluded that certain capitalized engineering costs associated with a previously planned MDI production expansion at our Rotterdam, The Netherlands facility were impaired and our Polyurethanes segment recorded a noncash impairment charge of $16 million during 2014.

        During 2013, our Performance Products segment initiated a restructuring program to refocus its surfactants business in Europe. In connection with this program, in 2014 we completed the sale of our European commodity surfactants business, including the ethoxylation facility in Lavera, France to Wilmar. In addition, Wilmar has entered into a multi-year arrangement to purchase certain sulfated surfactant products from our facilities in St. Mihiel, France and Castiglione delle Stiviere, Italy. Additionally, in 2014 we ceased production at our Patrica, Italy surfactants facility. During 2014, we recorded charges of $23 million primarily related to workforce reductions.

        During 2014, our Advanced Materials segment recorded charges of $11 million primarily related to workforce reductions with our global transformational change program designed to improve the segment's manufacturing efficiencies, enhance its commercial excellence and improve its long-term global competitiveness.

        During 2011, we announced plans to implement a significant restructuring of our Textile Effects segment, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the Textile Effects segment's long-term global competitiveness. In connection with this program, during 2014, our Textile Effects segment recorded charges of $19 million, including a $9 million noncash charge for a pension settlement loss. In June 2014, we announced plans for the closure of our Qingdao, China plant, which was completed during 2015. During 2014, we recorded charges of $6 million primarily related to workforce reductions related to this initiative.

        On December 1, 2014, we announced that we are taking significant action to improve the global competitiveness of our Pigments and Additives segment. As part of a comprehensive restructuring program, we are reducing our workforce by approximately 900 positions. In connection with this restructuring program, we recorded restructuring expense of $57 million in the fourth quarter of 2014 related primarily to workforce reductions.

        On February 12, 2015, we announced plans to reduce our titanium dioxide capacity by approximately 100 kilotons by closing specific operations at our Calais, France facility, subject to consultation with employees and appropriate representative groups. This plan is in addition to that announced on December 1, 2014.

        During 2014, our Corporate and other segment recorded charges of $13 million primarily related to the reorganization of our global information technology organization.

2013 RESTRUCTURING ACTIVITIES

        During 2012, our Polyurethanes segment began implementing a restructuring program to reduce annualized fixed costs. In connection with this program, we recorded cash charges of $5 million and reversed charges of $9 million during 2013 primarily for workforce reductions. Our Polyurethanes segment also recorded pension-related charges of $6 million during 2013 related to this program.

        During 2013, our Performance Products segment recorded charges of $13 million primarily related to workforce reductions in association with plans to refocus our surfactants business in Europe and $5 million primarily related to workforce reductions in our Australian operation.

        During the fourth quarter of 2012, our Advanced Materials segment began implementing a global transformational change program, subject to consultation with relevant employee representatives, designed to improve the segment's manufacturing efficiencies, enhance commercial excellence and improve its long-term global competitiveness. During 2013, we recorded cash charges of $38 million and noncash charges of $4 million and reversed charges of $8 million.

        During 2011, our Textile Effects segment began implementing a significant restructuring program, including the closure of our production facilities and business support offices in Basel, Switzerland, as part of an ongoing strategic program aimed at improving the segment's long-term global competitiveness. In connection with this program, during 2013, we recorded cash charges of $73 million, a noncash charge of $9 million for a pension settlement loss and reversed charges of $5 million.

        During 2013, our Corporate and other segment recorded charges of $18 million primarily related to workforce reductions in association with a reorganization of our global information technology organization.